Note 30 - Fixed and Floating Rate Trust Preferred Securities (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Trust preferred Securities [Line items]
Fixed rate	[1]	€ 0	€ 0
Floating rate	[1]	287	289
Total trust preferred securities	[1]	€ 287	€ 289

[1]	Perpetual instruments, redeemable at specific future dates at the Group’s option.